Finance Expense (Tables)	12 Months Ended
Mar. 31, 2022
Interest costs [Abstract]
Schedule of finance cost [Table Text Block]
	March 31, 2022	March 31, 2021
Interest on convertible loan	$3,289,959	$769,946
Interest on loans payable	172,804	207,678
Interest on lease liabilities	407,349	236,600
Total	$3,870,112	$1,214,224